Note 5 - Acquisitions - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash consideration, net of cash acquired	$ 98,559	$ 163,221
Goodwill		136,594	$ 56,547
Cash consideration, net of cash acquired of $7,252	(98,559)	(163,221)
Goodwill	703,738	843,362	703,738	$ 644,847
Acquisitions 2021 [Member]
Accounts receivable		45,619
Other current assets		5,988
Non-current assets		11,260
Accounts payable		(12,030)
Accrued liabilities		(8,886)
Other current liabilities		(12,343)
Non-current liabilities		(1,177)
Deferred tax liabilities		(2,974)
Redeemable non-controlling interest		(18,986)
Business acquisition total		6,471
Cash consideration, net of cash acquired		163,221
Acquisition date fair value of contingent consideration		22,537
Total purchase consideration		185,758
Acquired intangible assets		42,693
Goodwill		136,594
Cash consideration, net of cash acquired of $7,252		(163,221)
Acquisition date fair value of contingent consideration		(22,537)
Total purchase consideration		$ (185,758)
Acquisitions 2020 [Member]
Non-current assets	7,277		7,277
Non-current liabilities	(1,350)		(1,350)
Deferred tax liabilities	(2,035)		(2,035)
Redeemable non-controlling interest	(21,293)		(21,293)
Business acquisition total	(2,611)		(2,611)
Cash consideration, net of cash acquired			98,559
Acquisition date fair value of contingent consideration	13,259		13,259
Total purchase consideration			111,818
Current assets	36,281		36,281
Current liabilities	(21,491)		(21,491)
Cash consideration, net of cash acquired of $7,252			(98,559)
Acquisition date fair value of contingent consideration	(13,259)		(13,259)
Total purchase consideration			(111,818)
Acquired intangible assets	57,882		57,882
Goodwill	$ 56,547		$ 56,547